Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [abstract]
Prepaid expenses	$ 1,849	$ 3,144
Agreements with customers	192	179
Other		21
Total	$ 2,041	$ 3,344